EMPLOYEE BENEFIT PLANS - Level 3 Reconciliation (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	$ 306,414
Fair value of plan assets at end of the year	289,147
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Fair value of plan assets at end of the year	0
Level 3 | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Fair value of plan assets at end of the year	0
Level 3 | Interest in 103-12 Investment Companies
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Fair value of plan assets at end of the year	$ 0